Capital and other commitments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Capital and Other Commitments
	2017 $m		2016 $m
Contracts placed for expenditure not provided for in the Financial Statements:
Property, plant and equipment		18		11
Intangible assets		86		86

		104		97